Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Registrant Name	dei_EntityRegistrantName	IMPACT SHARES TRUST I
Entity Central Index Key	dei_EntityCentralIndexKey	0001722388
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 27, 2021
Prospectus Date	rr_ProspectusDate	Oct. 22, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A